CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash Flows from Operating Activities:
Net income	¥ 2,080,197	$ 292,990	¥ 1,194,871	¥ 1,032,984
Adjustments to reconcile net income/(loss) to net cash provided by operating activities:
Depreciation and amortization	7,116	1,002	26,430	43,236
Amortization of right-of-use assets	18,325	2,581	26,401	96,714
Disposal of property, equipment and software	(133)	(19)	5,103	2,610
Fair value adjustments gain/(loss)	50,171	7,066	(18,900)	37,442
Share-based compensation	6,752	951	22,135	19,089
Provision for contingent liability				(2,629)
Allowance for contract assets, receivables and others	288,187	40,589	188,223	370,154
Loss related to trading securities and other investments	13,900	1,958
Changes in operating assets and liabilities
Accounts receivable	(306,504)	(43,170)	68,584	(185,777)
Contract assets	(547,738)	(77,147)	369,061	(668,245)
Contract cost	755	107	9,172	55,570
Prepaid expenses and other assets	(168,597)	(23,746)	4,013	(82,165)
Change in the consolidated ABFE related assets/liabilities	52,356	7,374	(640)	17,528
Financing receivables	50,401	7,099	7,300	(81,483)
Amounts due from/to related parties	431,628	60,794	(78,632)	(437,782)
Deferred tax assets/liabilities	53,108	7,480	(109,594)	84,937
Accounts payable	16,759	2,360	(4,921)	9,162
Deferred revenue	(11,496)	(1,619)	53,160	(38,520)
Accrued expenses and other liabilities	155,206	21,860	109,825	(30,148)
Refund liabilities			(5,732)	(5,113)
Lease liabilities	(19,380)	(2,730)	(16,429)	(79,372)
Net cash provided by/(used in) operating activities	2,171,013	305,780	1,849,430	158,192
Cash Flows from Investing Activities:
Purchase of property, equipment and software	(4,444)	(626)	(882)	(9,404)
Disposal of property, equipment and software	133	19	871	612
Purchase of held-to-maturity investments	(11,032,000)	(1,553,825)	(201,000)	(780,000)
Redemption of held-to-maturity investments	11,024,280	1,552,737	200,500	781,086
Purchase of available-for-sale investments	(3,386,062)	(476,917)	(2,056,000)	(341,234)
Proceeds from disposal of available-for-sale investments	3,926,509	553,037	1,254,285	334,942
Purchases of trading securities	(152,868)	(21,531)
Disposal of trading securities	72,864	10,263
Acquisition of subsidiaries	(5,051)	(711)
Investment in loans at fair value	(1,494,096)	(210,439)	(56,147)	(60,201)
Collection of principal of loans at fair value	772,398	108,790	92,673	125,969
Disposal of financing receivables	63,392	8,929	18,540
Loan to related parties			(200,000)
Origination of financing receivables	(44,017)	(6,200)	(935)	(1,825,473)
Repayments of financing receivables	359,007	50,565	1,000,654	1,427,196
Net cash (used in)/provided by investing activities	100,045	14,091	52,559	(346,507)
Cash Flows from Financing Activities:
Principal payments to the consolidated ABFE	(7,461)	(1,051)	(85,586)	(71,861)
Contribution from investors of the consolidated ABFE	450,000	63,381		657
Loans from related parties				2,600
Principal payments of loans from related parties	(195,800)	(27,578)	(182,000)	(29,300)
Loan from third parties				575,900
Repayment of loan to a third party	(767,900)	(108,156)	(217,700)	(47,800)
Repurchase of ordinary shares	(48,117)	(6,777)	(3,837)	(2,750)
Net cash provided by/(used in) financing activities	(569,278)	(80,181)	(489,123)	427,446
Effect of foreign exchange rate changes	(3,871)	(545)	2,486	(936)
Net increase/(decrease) in cash and cash equivalents	1,697,909	239,145	1,415,352	238,195
Cash, cash equivalents and restricted cash, beginning of year	4,360,695	614,191	2,945,343	2,707,148
Cash, cash equivalents and restricted cash, end of year	6,058,604	853,336	4,360,695	2,945,343
Supplemental disclosures of cash flow information:
Cash paid for income taxes	165,176	23,265	78,872	63,313
Cash paid for interest	¥ 62,533	$ 8,808	¥ 121,698	¥ 85,261